EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Stock
Authorized capital	R$ 100,000,000
Quantity	2,301,227,778	1,568,930,910
Percentage of shares issued	100.00%	100.00%
Share capital	R$ 69,705,554	R$ 39,057,271
Share capital percentage	100.00%	100.00%
Par value (in dollars per share)	R$ 0
Federal Government
Capital Stock
Quantity	667,889,378	667,889,378
Percentage of shares issued	29.02%	42.56%
Share capital	R$ 20,765,980	R$ 16,626,568
Share capital percentage	29.74%	42.57%
BNDES
Capital Stock
Quantity	92,807,935	92,807,935
Percentage of shares issued	4.03%	5.92%
Share capital	R$ 2,772,392	R$ 2,310,379
Share capital percentage	3.97%	5.92%
BNDESPAR
Capital Stock
Quantity	90,647,537	160,449,053
Percentage of shares issued	3.94%	10.23%
Share capital	R$ 2,702,566	R$ 3,994,250
Share capital percentage	3.87%	10.23%
BlackRock
Capital Stock
Quantity	111,346,808
Percentage of shares issued	4.84%
Share capital	R$ 3,381,250
Share capital percentage	4.84%
GIC Private
Capital Stock
Quantity	99,734,607
Percentage of shares issued	4.33%
Share capital	R$ 3,053,569
Share capital percentage	4.37%
Dynamic FIA and Banclass
Capital Stock
Quantity		65,536,875
Percentage of shares issued		4.18%
Share capital		R$ 1,631,488
Share capital percentage		4.18%
American Depositary Receipts - ADR's
Capital Stock
Quantity	55,749,885	57,405,999
Percentage of shares issued	2.42%	3.66%
Share capital	R$ 1,703,333	R$ 1,429,076
Share capital percentage	2.44%	3.65%
Fundos 3G Radar
Capital Stock
Quantity	31,414,208	30,890,676
Percentage of shares issued	1.37%	1.97%
Share capital	R$ 788,001	R$ 768,998
Share capital percentage	1.13%	1.97%
Others
Capital Stock
Quantity	1,151,637,420	493,950,994
Percentage of shares issued	50.05%	31.48%
Share capital	R$ 34,646,649	R$ 12,296,512
Share capital percentage	49.64%	31.48%
Expenses with shares issued
Capital Stock
Expenses with shares issued	R$ (108,186)
ORDINARY
Capital Stock
Quantity	2,021,139,464	1,288,842,596
Percentage of shares issued	100.00%	100.00%
ORDINARY | Federal Government
Capital Stock
Quantity	667,888,884	667,888,884
Percentage of shares issued	33.05%	51.82%
ORDINARY | BNDES
Capital Stock
Quantity	74,545,264	74,545,264
Percentage of shares issued	3.69%	5.78%
ORDINARY | BNDESPAR
Capital Stock
Quantity	71,956,435	141,757,951
Percentage of shares issued	3.56%	11.00%
ORDINARY | BlackRock
Capital Stock
Quantity	98,319,628
Percentage of shares issued	4.86%
ORDINARY | GIC Private
Capital Stock
Quantity	92,090,802
Percentage of shares issued	4.56%
ORDINARY | Dynamic FIA and Banclass
Capital Stock
Quantity		65,536,875
Percentage of shares issued		5.09%
ORDINARY | American Depositary Receipts - ADR's
Capital Stock
Quantity	50,903,042	52,065,112
Percentage of shares issued	2.52%	4.04%
ORDINARY | Fundos 3G Radar
Capital Stock
Quantity	963,132
Percentage of shares issued	0.05%
ORDINARY | Others
Capital Stock
Quantity	964,472,277	287,048,510
Percentage of shares issued	47.71%	22.27%
Series A PREFERENTIALS
Capital Stock
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Series A PREFERENTIALS | Others
Capital Stock
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Series B PREFERENTIALS
Capital Stock
Quantity	279,941,393	279,941,394
Percentage of shares issued	100.00%	100.00%
Series B PREFERENTIALS | Federal Government
Capital Stock
Quantity	493	494
Percentage of shares issued	0.00%	0.00%
Series B PREFERENTIALS | BNDES
Capital Stock
Quantity	18,262,671	18,262,671
Percentage of shares issued	6.52%	6.52%
Series B PREFERENTIALS | BNDESPAR
Capital Stock
Quantity	18,691,102	18,691,102
Percentage of shares issued	6.68%	6.68%
Series B PREFERENTIALS | BlackRock
Capital Stock
Quantity	13,027,180
Percentage of shares issued	4.65%
Series B PREFERENTIALS | GIC Private
Capital Stock
Quantity	7,643,805
Percentage of shares issued	2.73%
Series B PREFERENTIALS | American Depositary Receipts - ADR's
Capital Stock
Quantity	4,846,843	5,340,887
Percentage of shares issued	1.73%	1.91%
Series B PREFERENTIALS | Fundos 3G Radar
Capital Stock
Quantity	30,451,076	30,890,676
Percentage of shares issued	10.88%	11.03%
Series B PREFERENTIALS | Others
Capital Stock
Quantity	187,018,223	206,755,564
Percentage of shares issued	66.81%	73.86%
Golden Shares
Capital Stock
Quantity	1
Percentage of shares issued	100.00%
Golden Shares | Federal Government
Capital Stock
Quantity	1
Percentage of shares issued	100.00%